Trade and Other Receivables - Summary of Loss Allowance for Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
At 1 January	€ 131	€ 152	€ 161
Reclassified from*/(as) held for sale	6	(6)
Translation adjustment		(7)	(1)
Provided during year	35	32	43
Disposed of during year	(3)		(1)
Written off during year	(30)	(36)	(43)
Arising on acquisition (note 32)	6	3	2
Recovered during year	(12)	(7)	(9)
At 31 December	€ 133	€ 131	€ 152